SCHEDULE OF ASSETS AND LIABILITIES OF DISCONTINUED OPERATIONS (Details) - USD ($) $ in Thousands	Mar. 20, 2026	Jan. 01, 2026	Dec. 31, 2025
Discontinued Operations and Disposal Groups [Abstract]
Cash and cash equivalents	$ 566		$ 799
Restricted cash	141		139
Accounts and notes receivable, net	1,030		584
Accounts and notes receivable from related parties, net	92		92
Inventory, net	4,437		4,713
Amounts due from related parties	30,853		32,087
Other current assets	49,789		49,511
Other current assets from related parties	35		34
Current assets held for sale	35,365		34,821
Property, plant and equipment, net	122,730		120,843
Intangible assets, net	131,340		129,323
Land-use-right, net	79,587		78,365
Long-term investments	3,537		3,483
Goodwill	2,779		2,736
Other assets	3,300		3,249
Total assets of discontinued operations	465,581	$ 465,600	460,779
Accounts and notes payable	18,907		18,661
Accounts and notes payable to related parties	46,011		45,304
Loans attributable to related parties	281,627		277,302
Contract liabilities	2,575		2,473
Contract liabilities to related parties	936		922
Long-term payables, current	100,875		99,326
Accruals and other current liabilities	86,138		83,835
Accruals and other current liabilities to related parties	118,912		113,081
Accrued post-employment and termination benefits	63,574		64,366
Other liabilities	3,929		3,832
Total liabilities of discontinued operations	723,484	723,500	709,102
Total net assets	(257,903)		$ (248,323)
Reconciliation to gain on disposal:
Total cash consideration received
Noncontrolling interest derecognized on deconsolidation	3,777
Accumulated other comprehensive income reclassified on disposal	(2,852)
Less: Total net assets of the disposed group	(257,903)
Gain on sale of discontinued operations, net of income tax	$ 258,828	$ 258,800